Intangible Assets (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Amortized intangible assets:
Gross carrying value	$ 5,369	$ 20,989
Accumulated amortization	(3,516)	(19,001)
Net carrying value	1,853	1,988
Unamortized intangible assets:
Mortgage servicing rights	11,517	14,649
Goodwill	26,390	26,418	$ 26,587
Trademark	14	14
MSRs [Member]
Amortized intangible assets:
Gross carrying value	4,422	4,161
Accumulated amortization	(2,992)	(2,718)
Net carrying value	1,430	1,443
Core deposit intangibles [Member]
Amortized intangible assets:
Gross carrying value	0	12,834
Accumulated amortization	0	(12,834)
Net carrying value	0	0
Customer relationship and other intangibles [Member]
Amortized intangible assets:
Gross carrying value	947	3,994
Accumulated amortization	(524)	(3,449)
Net carrying value	$ 423	$ 545